UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23354

CPG VINTAGE ACCESS FUND II, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

805 Third Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

CPG Vintage Access Fund II, LLC

Financial Statements
(Unaudited)

For the Period From April 1, 2019 to September 30, 2019

CPG Vintage Access Fund II, LLC

Table of Contents
For the Period from April 1, 2019 to September 30, 2019 (Unaudited)

Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Statement of Cash Flows	5
Financial Highlights	6
Notes to Financial Statements	7-12
Other Information	13

CPG Vintage Access Fund II, LLC

Schedule of Investments (Unaudited)

September 30, 2019

Investment Funds — 55.33%	Geographic Region	Cost	Fair Value
CVC Credit Partners Global Special Situations Fund IIa,b	North America	$—	$3,261
Elliott Intermediate Co-Investment II L.P.[a,b]	North America	8,786,268	8,698,694
EW Healthcare Partners Fund 2, L.P.[a,b]	North America	1,837,663	1,925,546
HarbourVest Partners Co-Investment Fund V L.P.[a,b]	North America	2,020,554	1,767,123
KKR Next Generation Technology Growth Fund IIa,b	North America	—	(14,707)
Medalist Partners Opportunity Fund II Offshore Feeder, L.P.[a]	North America	5,079,987	5,120,957
NB Select Opportunities Fund II LPa,b	North America	5,400,000	5,262,344
North Haven Private Equity Asia V, L.P.[a,b]	Asia/Pacific	868,358	538,783
Oaktree Special Situations Fund II, L.P.[a,b]	North America	396,000	382,750
Total Investment Funds		$24,388,830	23,684,751

Total Investments — 55.33%			$23,684,751
Other assets in excess of liabilities — 44.67%			19,120,373
Net Assets — 100%			$42,805,124

[a]	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale.

[b]	Non-income producing security.

See accompanying notes to financial statements.

CPG Vintage Access Fund II, LLC

Statement of Assets and Liabilities (Unaudited)

September 30, 2019

Assets
Investments at fair value (cost $24,388,830)	$23,684,751
Cash	20,374,305
Capital contributions receivable	101,017
Prepaid expenses and other assets	27,861
Total assets	$44,187,934

Liabilities
Distribution and Servicing fee payable	$1,074,193
Professional fees payable	155,984
Accounting and administration fees payable	69,738
Payable to Adviser	57,291
Directors and Officers fees payable	17,435
Other liabilities	8,169
Total liabilities	1,382,810
Net Assets	$42,805,124

Composition of Net Assets
Paid-in capital	$43,524,000
Make-up fee	1,535,630
Distributable (deficit)	(2,254,506)
Net Assets	$42,805,124

Units issued and outstanding (unlimited units authorized)	4,421,620
Net Asset Value per unit	$9.68

See accompanying notes to financial statements.

CPG Vintage Access Fund II, LLC

Statement of Operations (Unaudited)

For the Period Ended September 30, 2019

Investment income
Income from Investment Funds	$6,053
6,053
Expenses
Distribution and Servicing fee	$234,654
Professional fees	160,525
Accounting and administration fees	130,625
Management fees	81,599
Directors and Officers fees	47,000
Other expenses	19,566
Net Expenses	673,969

Net Investment Loss	(667,916)

Change in Unrealized (Depreciation) on Investments
Net change in unrealized (depreciation) on investments	(508,064)
Net Change in Unrealized (Depreciation) on Investments	(508,064)
Net Decrease in Net Assets Resulting from Operations	$(1,175,980)

See accompanying notes to financial statements.

CPG Vintage Access Fund II, LLC

Statement of Changes in Net Assets

	Six Months Ended September 30, 2019 (Unaudited)	Period from November 9, 2018* to March 31, 2019
Changes in Net Assets Resulting from Operations
Net investment loss	$(667,916)	$(882,511)
Net change in unrealized (depreciation) on investments	(508,064)	(196,015)
Net Change in Net Assets Resulting from Operations	(1,175,980)	(1,078,526)

Change in Net Assets Resulting from Capital Transactions
Capital contributions	22,478,744	22,304,792
Distribution and Servicing fees	(632,214)	(627,322)
Make-up fee	1,221,749	313,881
Net Change in Net Assets Resulting from Capital Transactions	23,068,279	21,991,351

Total Net Increase in Net Assets	21,892,299	20,912,825

Net Assets
Beginning of period	20,912,825	—
End of period	$42,805,124	$20,912,825

Units transactions
Units sold	2,224,838	2,196,782
Net change in units	2,224,838	2,196,782

*	Commencement of operations.

See accompanying notes to financial statements.

CPG Vintage Access Fund II, LLC

Statement of Cash Flows (Unaudited)

For the Period Ended September 30, 2019

Cash Flows From Operating Activities
Net decrease in net assets resulting from operations	$(1,175,980)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net change in unrealized depreciation	508,064
Capital called by Investment Funds	(23,876,720)
Capital distributions received from Investment Funds	546,835
(Increase) in Assets:
Prepaid expenses and other assets	(27,861)
Increase/(Decrease) in Liabilities:
Payable for investments purchased, not yet settled	(450,000)
Distribution and Servicing fee payable	446,871
Professional fees payable	34,281
Directors and Officers fees payable	17,435
Payable to Adviser	(284,829)
Accounting and administration fees payable	36,888
Other liabilities	(13,416)
Net Cash Used In Operating Activities	(24,238,432)

Cash Flows from Financing Activities:
Proceeds from capital contributions, net capital calls receivable	27,322,247
Make-up fee, net	1,221,749
Net cash provided by financing activities	28,543,996

Net change in cash	4,305,564
Cash at beginning of period	16,068,741
Cash at end of period	$20,374,305

See accompanying notes to financial statements.

CPG Vintage Access Fund II, LLC

Financial Highlights

	Six Months Ended September 30, 2019 (Unaudited)		Period from November 9, 2018* to March 31, 2019
Per unit operating performances:
Net asset value per unit, beginning of period	$9.52		$10.00
Activity from investment operations:(1)
Net investment income (loss)	0.05		(0.40)
Net realized and unrealized (loss) on investments	(0.17)		(0.22)
Total from investment operations	(0.12)		(0.62)

Activity From capital transactions
Proceeds from make-up fees	0.28		0.14
	0.28		0.14

Net Asset Value, end of period	$9.68		$9.52

Net Assets, end of period (in thousands)	$42,805		$20,913

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment loss	4.28	%(3)	12.70	%(3)
Net Expenses(2)	4.32	%(3)	12.70	%(3)

Portfolio turnover	0.00	%(4)	0.00	%(4)
Total return(5)	1.68	%(4)	(4.80	)%(4)

*	Commencement of operations.

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)	Net investment loss and net expense have been annualized, except for Organinizational Costs which are one time expenses.

(4)	Not annualized.

(5)

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

See accompanying notes to financial statements.

CPG Vintage Access Fund II, LLC

Notes to Financial Statements (Unaudited)

September 30, 2019

1.	ORGANIZATION

CPG Vintage Access Fund II, LLC (the “Fund”) was organized as a Delaware limited liability company on May 31, 2018. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on November 9, 2018. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek long-term attractive risk adjusted returns. The Fund seeks to achieve its investment objective principally by making direct investments in a portfolio of institutional private equity, venture and debt investment funds managed or sponsored by various asset management firms unaffiliated with the Adviser (the “Investment Funds”) that are represented on the Morgan Stanley Smith Barney LLC platform during the Fund’s vintage period. Morgan Stanley is not a sponsor, promoter, adviser or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

The Initial Closing date for subscriptions for units of limited liability company interests (“Units”) was November 9, 2018 (“Initial Closing”). Investors’ funds were held in escrow prior to closing. Subsequent to the Initial Closing, the Fund offered Units at additional closings, which occured over a period of nine months following the Initial Closing (the last closing being referred to as the “Final Closing”). An Investor that participated in a closing that occured after the Initial Closing was required to pay a “make-up” amount to the Fund. Such “make-up” payment was calculated by applying an annualized rate of 8.0% to the percentage of the aggregate commitments by investors to the Fund (“Commitments”) previously drawn down by the Fund and applied over the period of time since such draw-downs. The amount of the make-up fee payments were paid to and retained as assets of the Fund. This amount is presented as a component of Net Assets on the Statement of Assets and Liabilities.

The Fund does not have a fixed term. The Investment Funds, however, generally will have fixed terms. Investors reasonably can expect to receive distributions from the Fund periodically after the Fund receives distributions from Investment Funds and when Investment Funds terminate, which the Fund anticipates will occur approximately 10 to 12 years after the Final Closing. The Fund will be wound up and dissolved after its final distribution to Investors. The Fund may be dissolved prior thereto in accordance with its LLC Agreement.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

CPG Vintage Access Fund II, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2019

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its distributable net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to make distributions to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

The Fund has adopted a tax year end of September 30. As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 months ended March 31, 2020, but after Tax Year ended September 30, 2019 will be reflected in the financial statement footnotes for the fiscal year ended March 31, 2020.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Tax Year 2019 remains subject to examination by the U.S. taxing authorities. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2019, the Fund did not incur any interest or penalties.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Investment Transactions: The Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of distribution. Dividend and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Funds. It is estimated that distributions will occur over the life of the Investment Funds.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CPG Vintage Access Fund II, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2019

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB Accounting Standards Codification, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

Distribution and Servicing fee: During the offering period (extending nine months from the Initial Close) of the Fund the Distribution and Servicing fee will be charged to paid-in capital as a distribution cost. Thereafter the fee will be expensed as incurred.

New Accounting Pronouncement: In August 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) – Disclosures Framework – Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes to the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and financial statement disclosures regarding timing of liquidating distributions from Investment Funds.

3.	PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including Management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ net asset value (“NAV”) as a practical expedient.

The private capital Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

CPG Vintage Access Fund II, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2019

3.	PORTFOLIO VALUATION (continued)

The NAV of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies established by the Board. The Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Fund’s investments. The Committee meets on a quarterly basis and reports to the Board on a quarterly basis. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Fund held Investment Funds with a fair value of $23,684,751 that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of September 30, 2019, as investments in Investment Funds valued at NAV, as a “practical expedient”, are not required to be included in the fair value hierarchy.

4.	RELATED PARTY TRANSACTIONS AND OTHER

As of September 30, 2019, the Fund had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Agreement”). Pursuant to the Agreement, the Fund pays the Adviser a quarterly advisory fee at the annual rate of (i) 0.10% of total Commitments for the first 12 months following the Initial Closing, (ii) 0.65% of total Commitments from the one year anniversary of the Initial Closing until the six year anniversary of the Final Closing; (iii) 0.65% of the Fund’s net invested capital from the six year anniversary of the Final Closing until the eight year anniversary of the Final Closing and (iv) 0.30% of the Fund’s net invested capital thereafter for the remaining life of the Fund (the “Management Fee”). During the period ended September 30, 2019, the Adviser earned $81,599 of Management Fee which is included in the Statement of Operations, of which $49,868 was payable at September 30, 2019 and is included in Payable to Adviser in the Statement of Assets and Liabilities.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts

CPG Vintage Access Fund II, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2019

4.	RELATED PARTY TRANSACTIONS AND OTHER (continued)

Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Independent Directors for the period ended September 30, 2019 was $39,000 which is included in Directors’ and Officers fees in the Statement of Operations.

During the period ended September 30, 2019, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $8,000 which is included in Directors’ and Officer fees in the Statement of Operations.

Certain officers and the interested director of the Fund are also officers of the Adviser and are registered representatives of Foreside Fund Services, LLC.

5.	ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICING FEE

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2019, the total administration fees were $130,625 which is included as accounting and administration fees in the Statement of Operations, of which $69,738 was payable and is included as accounting and administration fees payable in the Statement of Assets and Liabilities at September 30, 2019.

The Custodian is an affiliate of the Administrator and serves as the primary custodian of the assets of the Fund.

Foreside Fund Services, LLC (the “Placement Agent”) acts as the placement agent of the Fund’s Units. Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to retain sub-placement agents for the provision of distribution services and services to Investors. The Fund pays the Placement Agent a quarterly fee at the annual rate of (i) 0.75% from the Initial Closing until the six year anniversary of the Final Closing, and (ii) 0.10% thereafter for the remaining life of the Fund. The Distribution and Servicing Fee is calculated based on the Fund’s total Commitments from the Initial Closing until the six year anniversary of the Final Closing and, thereafter, based on the Fund’s net invested capital. During the period ended September 30, 2019, the Placement Agent earned $866,868 of Distribution and Servicing Fee which is included on the Statement of Operations, and $1,074,193 was payable at September 30, 2019 and is included in Distribution and Servicing fee payable in the Statement of Assets and Liabilities.

6.	INVESTMENTS

For the period ended September 30, 2019, total capital called by Investment Funds amounted to $23,876,720. The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such Investment Funds. The Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Fund as of September 30, 2019.

7.	CAPITAL CALL AND COMMITMENTS

As of September 30, 2019, the Fund had outstanding investment commitments to Investment Funds totaling $152,609,585.

The Fund has total capital committed of $223,917,681 as of September 30, 2019. Since the inception of the Fund on November 9, 2018, $44,783,536 capital has been called comprising 20% of the total capital committed. The Fund currently has unfunded capital commitments of $179,134,145.

CPG Vintage Access Fund II, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2019

8.	INDEMNIFICATION

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2019 have been evaluated through the date the financial statements were issued. There were no further events or material transactions through the date the financial statements were issued.

CPG Vintage Access Fund II, LLC

Other Information (Unaudited)

September 30, 2019

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which has replaced Form N-Q. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. The Fund’s previous Form N-Q filings include and its Form N-PORT filings (beginning with the reporting period ended March 31, 2019) did include, a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s Form N-Q and Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Nora M. Jordan, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Code of ethics – Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG VINTAGE ACCESS FUND II, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 6, 2019

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	December 6, 2019

*	Print the name and title of each signing officer under his or her signature.